Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventories
Finished goods	€ 1,338,138	€ 1,233,197
Health care supplies	519,868	452,073
Raw materials and purchased components	290,373	247,478
Work in process	130,480	105,266
Inventories	€ 2,278,859	€ 2,038,014